Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases
Note 9: Leases
We are lessee for corporate office space in Seattle, Washington and Seoul, Korea. The lessor for our Seoul, Korea leases is our parent, DoubleU Games (see Note 11). Our leases have remaining terms of five to nineteen months. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. The lease will expire in October 2024.
In February 2019, we executed new subleases with our parent, DUG, for 21,218 square feet of office space in Gangnam-gu, Seoul,
Korea. The lease term will expire in September 2023.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of March 31, 2023	As of December 31, 2022
Operating lease right-of-use asset	$3,840	$4,675
Accrued rent	730	817

Total operating lease right-of-use asset, net	$3,110	$3,858

Short-term operating lease liabilities	2,692	3,050
Long-term operating lease liabilities	1,148	1,625

Total operating lease liabilities	$3,840	$4,675
Supplemental cash flow information related to leases was as follows (in millions):

	Three months ended	Year ended
	March 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	0.9	3.3